FINANCIAL EXPENSES (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			99 Months Ended	108 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013
Financial expenses:
Interest expense due to amortization of convertible notes			$ 898	$ 0	$ 0
Issuance expenses			137	0	0
Other			6	9	5
Other Nonoperating Expense			1,041	9	5
Financial income:
Changes in values of deferred shares and liability related to stock option and warrants	(220)	(191)	(418)	(120)	(95)	278	58
Exchange rate			(22)	(17)	(20)
Other Nonoperating Income			(440)	(137)	(122)
Financial expense (income), net	$ (58)	$ 314	$ 601	$ (128)	$ (117)	$ 3,210	$ (3,268)